Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following table represents summarized data for each of the quarters in 2015, 2014 and 2013.

	2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in millions, except per share data)
Interest income	$79	$90	$91	$95
Interest expense	14	17	18	19
Net interest income	65	73	73	76
Benefit for loan losses	(4)	(13)	(1)	(1)
Net interest income after provision for loan losses	69	86	74	77
Net gain on loan sales	91	83	68	46
Loan fees and charges	17	19	17	14
Loan administration income	4	7	8	7
Net (loss) return on the mortgage servicing assets	(2)	9	12	9
Representation and warranty benefit	2	5	6	6
Other noninterest income	7	3	17	15
Noninterest expense	138	138	131	129
Income before income tax	50	74	71	45
Provision for income taxes	18	28	24	12
Net income from continuing operations	$32	$46	$47	$33
Basic income per share	$0.43	$0.69	$0.70	$0.45
Diluted income per share	$0.43	$0.68	$0.69	$0.44

	2014
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in millions, except per share data)
Interest income	$66	$72	$75	$72
Interest expense	8	9	11	11
Net interest income	58	63	64	61
Provision for loan losses	112	6	8	5
Net interest (expense) income after provision for loan losses	(54)	57	56	56
Net gain on loan sales	45	55	52	53
Loan administration income	7	6	6	5
Net return on the mortgage servicing assets	16	5	1	2
Representation and warranty benefit (provision)	2	(5)	(13)	6
Other noninterest income	5	42	39	32
Noninterest expense	139	122	179	139
(Loss) income before income tax	(118)	38	(38)	15
(Benefit) provision for income taxes	(40)	12	(10)	4
Net (loss) income	(78)	26	(28)	11
Preferred stock dividends/accretion	(1)	—	—	—
Net (loss) income from continuing operations	$(79)	$26	$(28)	$11
Basic (loss) income per share	$(1.51)	$0.33	$(0.61)	$0.07
Diluted (loss) income per share	$(1.51)	$0.33	$(0.61)	$0.07

	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in millions, except per share data)
Interest income	$95	$85	$79	$72
Interest expense	39	38	36	31
Net interest income	56	47	43	41
Provision for loan losses	21	31	4	14
Net interest income after provision for loan losses	35	16	39	27
Net gain on loan sales	137	144	75	45
Loan administration income	1	1	1	3
Net return on the mortgage servicing assets	15	31	27	17
Representation and warranty (provision) benefit	(17)	(29)	(5)	15
Other noninterest income	49	72	35	33
Noninterest expense	197	174	158	388
Income (loss) before income tax	23	61	14	(248)
Benefit for income taxes	—	(6)	—	(410)
Net income	23	67	14	162
Preferred stock dividends/accretion	(1)	(1)	(1)	(2)
Net income from continuing operations	$22	$66	$13	$160
Basic income per share	$0.33	$1.11	$0.16	$2.79
Diluted income per share	$0.33	$1.10	$0.16	$2.77